Income Taxes - Summary of Total Income (Loss) Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provision For Income Taxes [Line Items]
Income (loss) before income taxes	$ (465,621)	$ (103,684)	$ 1,010,098
Domestic Tax Authority [Member]
Provision For Income Taxes [Line Items]
Domestic income (loss) before income taxes	(424,590)	(18,149)	938,156
Foreign Tax Authority [Member]
Provision For Income Taxes [Line Items]
Foreign income (loss) before income taxes	$ (41,031)	$ (85,535)	$ 71,942